Commitments and Contingencies (Details Narrative)		1 Months Ended		12 Months Ended
	May 09, 2012	Dec. 22, 2017	Oct. 31, 2017 USD ($) Integer	Dec. 31, 2017	Dec. 31, 2016
Agreement term		3 years 6 months		9 years 2 months 19 days	0 years
Research and Development Agreements [Member]
Contractual obligations, amount payable			$ 326,336
Contractual obligations, initial payment			$ 22,211
Contractual obligations, frequency of periodic payment			Monthly
Contractual obligations, number of installments | Integer			28
Research and Development Agreements [Member] | Minimum [Member]
Contractual obligations, periodic payments			$ 5,000
Research and Development Agreements [Member] | Maximum [Member]
Contractual obligations, periodic payments			$ 20,000
Collaborative Patent License Agreements [Member]
Sales revenue gross	10.00%
Agreement term	5 years